PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 100.2%
Common Stocks 81.9%
Diversified REITs 5.5%
Broadstone Net Lease, Inc.	110,693	$1,927,165
Land Securities Group PLC (United Kingdom)	74,216	606,895
		2,534,060
Health Care Facilities 2.4%
Chartwell Retirement Residences (Canada)	109,758	1,089,113
Health Care REITs 12.2%
American Healthcare REIT, Inc.	146,876	2,341,204
CareTrust REIT, Inc.	46,314	1,248,625
Sila Realty Trust, Inc.	87,044	2,031,607
		5,621,436
Hotel & Resort REITs 1.2%
Apple Hospitality REIT, Inc.	37,299	551,652
Industrial REITs 14.1%
CapitaLand Ascendas REIT (Singapore)	435,687	889,481
Frasers Logistics & Commercial Trust (Singapore)	1,609,154	1,196,132
Lineage, Inc.*	14,884	1,308,006
LXP Industrial Trust	303,318	3,124,175
		6,517,794
Office REITs 5.2%
Piedmont Office Realty Trust, Inc.(Class A Stock)	59,290	512,859
SL Green Realty Corp.	28,180	1,877,915
		2,390,774
Residential REITs 3.8%
Mid-America Apartment Communities, Inc.	12,637	1,766,273
Retail REITs 24.0%
Brixmor Property Group, Inc.	74,802	1,905,207
First Capital Real Estate Investment Trust (Canada)	99,678	1,181,855
Getty Realty Corp.	36,394	1,077,990
Link REIT (Hong Kong)	235,438	993,318
NNN REIT, Inc.	30,212	1,356,217
Realty Income Corp.	10,483	602,039
Scentre Group (Australia)	876,645	1,999,126

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Simon Property Group, Inc.	9,897	$1,518,596
Supermarket Income REIT PLC (United Kingdom)	470,936	453,578
		11,087,926
Specialized REITs 13.5%
Digital Realty Trust, Inc.	10,412	1,556,490
Gaming & Leisure Properties, Inc.	17,242	865,548
Iron Mountain, Inc.	22,642	2,322,164
National Storage Affiliates Trust	34,156	1,454,021
		6,198,223

Total Common Stocks (cost $33,731,554)		37,757,251
Preferred Stocks 18.3%
Diversified REITs 2.6%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	59,510	1,193,770
Hotel & Resort REITs 2.7%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	69,439	1,251,291
Office REITs 2.9%
Vornado Realty Trust, Series M, 5.250%, Maturing 08/30/24(oo)	88,997	1,355,424
Residential REITs 1.8%
Centerspace, Series C, 6.625%, Maturing 08/30/24(oo)	33,965	829,086
Retail REITs 4.4%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	108,978	2,011,734

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Specialized REITs 3.9%
EPR Properties, Series G, 5.750%, Maturing 08/30/24(oo)	65,069	$1,365,148
Public Storage, Series H, 5.600%, Maturing 08/30/24(oo)	17,874	441,309
		1,806,457

Total Preferred Stocks (cost $8,577,218)		8,447,762

Total Long-Term Investments (cost $42,308,772)		46,205,013

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $199,341)(wb)	199,341	199,341

TOTAL INVESTMENTS 100.6% (cost $42,508,113)		46,404,354
Liabilities in excess of other assets (0.6)%		(274,085)

Net Assets 100.0%		$46,130,269

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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